INCOME TAXES (Details 4) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Bad debts provision	$ 10,077,725	$ 10,977,413
Accrued expenses	16,729,794	10,190,820
Government subsidy	2,688,402	2,819,480
Inventory write-down	3,978,548	6,110,751
Advance to suppliers provision	1,589,115	2,795,907
Warranty provision	19,847,812	15,481,032
Net operating loss carryforwards	31,470,838	22,263,085
Others	6,512,622	5,290,721
Total gross deferred tax assets	92,894,856	75,929,209
Valuation allowance on deferred tax assets	(40,363,192)	(19,250,271)	$ (52,475,082)	$ (55,702,812)
Deferred tax assets, net of valuation allowance	52,531,664	56,678,938
Deferred tax liabilities:
Unrealized foreign exchange gain	(342,668)	(1,289,029)
Property, plant and equipment	(17,873,834)	(15,028,011)
Project assets held for development and sale		(1,554,230)
Total deferred tax liabilities	(18,216,502)	(17,871,270)
Net deferred tax assets	34,315,162	38,807,668
Analysis as:
Current deferred tax assets	18,237,155	25,701,241
Noncurrent deferred tax assets	34,294,509	30,977,697
Current deferred tax liabilities, included in accrued expenses and other current liabilities	(2,197,781)	(2,843,259)
Noncurrent deferred tax liabilities	(16,018,721)	(15,028,011)
Net deferred tax assets	$ 34,315,162	$ 38,807,668